SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets	€ 983	€ 606
Current assets	68,325	104,669
Trade receivables and other current assets	3,357	1,926
Current financial assets	6,775	3,899
Cash and cash equivalents	53,800	94,900
Total Assets	69,308	105,275
EQUITY	24,547	68,154	[1]	€ (39,925)	€ (31,333)
NON-CURRENT LIABILITIES	2,008	5,513
CURRENT LIABILITIES	42,753	31,608
Total EQUITY AND LIABILITIES	69,308	105,275
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	29	73
Current assets	31,665	23,831
Trade receivables and other current assets	13,460	13,353
Current financial assets	10,476	7,022
Cash and cash equivalents	7,729	3,456
Total Assets	31,694	23,904
EQUITY	19,883	14,259
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	11,811	9,645
Lease obligations
Provisions
Borrowings	306	1,776
Trade payables and other current liabilities	11,505	7,869
Total EQUITY AND LIABILITIES	31,694	23,904
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	70	29
Current assets	4,787	5,392
Trade receivables and other current assets	2,132	1,734
Current financial assets	1,995	1,084
Cash and cash equivalents	660	2,574
Total Assets	4,857	5,421
EQUITY	(47,067)	(15,494)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	51,924	20,915
Lease obligations
Provisions
Borrowings	37,657	1,209
Trade payables and other current liabilities	14,267	19,706
Total EQUITY AND LIABILITIES	4,857	5,421
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	7	9
Current assets	5,133	3,715
Trade receivables and other current assets	3,261	1,337
Current financial assets	873	798
Cash and cash equivalents	999	1,580
Total Assets	5,140	3,724
EQUITY	(1,554)	(3,990)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	6,694	7,714
Lease obligations
Provisions
Borrowings	68	2,077
Trade payables and other current liabilities	6,626	5,637
Total EQUITY AND LIABILITIES	5,140	3,724
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	38	107
Current assets	2,594	1,919
Trade receivables and other current assets	742	559
Current financial assets	696	329
Cash and cash equivalents	1,156	1,031
Total Assets	2,632	2,026
EQUITY	(6,057)	(799)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	8,689	2,825
Lease obligations
Provisions
Borrowings	6,251	577
Trade payables and other current liabilities	2,438	2,248
Total EQUITY AND LIABILITIES	2,632	2,026
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	111,129	97,854
Current assets	180,924	161,851
Trade receivables and other current assets	33,814	37,720
Current financial assets	103,816	37,833
Cash and cash equivalents	43,294	86,298
Total Assets	292,053	259,705
EQUITY	169,899	172,734
NON-CURRENT LIABILITIES	2,008	5,513
CURRENT LIABILITIES	120,146	81,458
Lease obligations
Provisions
Borrowings	99,986	62,647
Trade payables and other current liabilities	20,160	18,811
Total EQUITY AND LIABILITIES	292,053	259,705
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(110,290)	(97,466)
Current assets	(156,778)	(92,039)
Trade receivables and other current assets	(45,667)	(48,841)
Current financial assets	(111,081)	(43,167)
Cash and cash equivalents	(30)	(31)
Total Assets	(267,068)	(189,505)
EQUITY	(110,557)	(98,556)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	(156,511)	(90,949)
Lease obligations
Provisions
Borrowings	(140,025)	(65,302)
Trade payables and other current liabilities	(16,486)	(25,647)
Total EQUITY AND LIABILITIES	(267,068)	(189,505)
Total Group [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	983	606
Current assets	68,325	104,669
Trade receivables and other current assets	7,742	5,862
Current financial assets	6,775	3,899
Cash and cash equivalents	53,808	94,908
Total Assets	69,308	105,275
EQUITY	24,547	68,154
NON-CURRENT LIABILITIES	2,008	5,513
CURRENT LIABILITIES	42,753	31,608
Lease obligations
Provisions
Borrowings	4,243	2,984
Trade payables and other current liabilities	38,510	28,624
Total EQUITY AND LIABILITIES	€ 69,308	€ 105,275

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves